ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of and Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 6,462	$ 6,155	$ 1,798	$ 1,685
Other comprehensive income (loss) before reclassifications	569	23	(236)	214
Amounts reclassified to (from) net income	59	(6)	10	21
Deferred income tax benefit (expense)	(130)	(13)	8	5
Ending balance	9,015	6,462	1,911	1,798
Change in Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(544)	(438)	(610)	(1,017)
Other comprehensive income (loss) before reclassifications	449	(133)	(303)	408
Amounts reclassified to (from) net income	(8)	(6)	10	20
Deferred income tax benefit (expense)	(96)	33	14	(21)
Ending balance	(199)	(544)	(889)	(610)
Change in Discount Rate for Future Policy Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	398	239	329	507
Other comprehensive income (loss) before reclassifications	114	206	86	(204)
Amounts reclassified to (from) net income	0	0	0	0
Deferred income tax benefit (expense)	(24)	(47)	(6)	26
Ending balance	488	398	409	329
Change in Instrument-Specific Credit Risk for Market Risk Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(53)	(15)	5	(7)
Other comprehensive income (loss) before reclassifications	(3)	(40)	(22)	12
Amounts reclassified to (from) net income	67	0	0	0
Deferred income tax benefit (expense)	(4)	2	0	0
Ending balance	7	(53)	(17)	5
Defined Benefit Pension Plan Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	88	85	1	0
Other comprehensive income (loss) before reclassifications	20	4	2	0
Amounts reclassified to (from) net income	0	0	0	1
Deferred income tax benefit (expense)	(4)	(1)	0	0
Ending balance	104	88	3	1
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5)	9	(8)	(6)
Other comprehensive income (loss) before reclassifications	(11)	(14)	1	(2)
Amounts reclassified to (from) net income	0	0	0	0
Deferred income tax benefit (expense)	(2)	0	0	0
Ending balance	(18)	(5)	(7)	(8)
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(116)	(120)	(283)	(523)
Ending balance	$ 382	$ (116)	$ (501)	$ (283)